Summary of Significant Accounting Policies - Schedule of estimated useful lives of property and equipment (Details)	Dec. 31, 2024
Leasehold improvements
Summary of Significant Accounting Policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum | Computer Equipment
Summary of Significant Accounting Policies
Estimated useful lives	3 years
Minimum | Furniture and Fixtures
Summary of Significant Accounting Policies
Estimated useful lives	3 years
Maximum | Computer Equipment
Summary of Significant Accounting Policies
Estimated useful lives	5 years
Maximum | Furniture and Fixtures
Summary of Significant Accounting Policies
Estimated useful lives	5 years